SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Research income from associate	$ 115,277	$ 183,518	$ 207,206
Purchase from associate	3,407	647	7,360
Service fee paid to directors		3,529	11,268
Amount due to a director			1,265
Trade receivable from associate		$ 4,739